MUHLENKAMP FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS - 86.4%
Aerospace & Defense - 2.4%
Lockheed Martin Corporation	13,239	$4,568,779
Auto Components - 2.8%
Tenneco, Inc. - Class A (a)	379,581	5,416,621
Chemicals - 4.4%
Dow, Inc.	146,575	8,436,857
Diversified Financial Services - 3.6%
Berkshire Hathaway, Inc. - Class B (a)	25,338	6,915,754
Energy Equipment & Services - 3.2%
Schlumberger Ltd. (b)	203,691	6,037,401
Equity Real Estate Investment Trusts - 1.0%
Equity Commonwealth	74,506	1,935,666
Health Care Providers & Services - 11.7%
CVS Health Corporation	72,342	6,138,942
McKesson Corporation	48,133	9,596,757
UnitedHealth Group, Inc.	16,413	6,413,216
		22,148,915
Household Durables - 5.5%
Lennar Corporation - Class A	44,732	4,190,494
Meritage Homes Corporation (a)	64,156	6,223,132
		10,413,626
IT Services - 4.4%
Alliance Data Systems Corporation	83,590	8,433,395
Machinery - 1.7%
Wabtec Corporation	37,636	3,244,600
Marine - 2.8%
Kirby Corp. (a)	109,316	5,242,795
Metals & Mining - 1.9%
Franco-Nevada Corp. (b)	14,658	1,904,221
Royal Gold, Inc.	17,211	1,643,478
		3,547,699
Oil, Gas & Consumable Fuels - 2.2%
Cameco Corporation (b)	196,694	4,274,161
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.	85,770	5,075,011
Semiconductors & Semiconductor Equipment - 9.6%
Broadcom, Inc.	16,549	8,025,106
Microchip Technology, Inc.	66,006	10,131,261
		18,156,367
Software - 4.5%
Microsoft Corporation	30,048	8,471,132
Technology Hardware & Equipment - 3.8%
MasTec, Inc. (a)	84,615	7,300,582
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	53,344	7,548,176
Thrifts & Mortgage Finance - 2.6%
NMI Holdings, Inc. (a)	218,387	4,937,730
Trading Companies & Distributors - 11.6%
Rush Enterprises, Inc. - Class A	266,229	12,022,902
WESCO International, Inc. (a)	86,594	9,986,020
		22,008,922
Total Common Stocks
(Cost $97,784,624)		164,114,189

EXCHANGE TRADED FUNDS - 5.3%
Alerian MLP	175,204	5,839,549
SPDR Gold Shares (a)	25,604	4,204,689
Total Exchange Traded Funds
(Cost $8,942,284)		10,044,238

SHORT-TERM INVESTMENT - 8.4%
First American Government Obligations Fund - Class X, 0.03% (c)
Total Short-Term Investment
(Cost $15,902,925)	15,902,925	15,902,925

TOTAL INVESTMENTS
(Cost $122,629,833) - 100.1%		190,061,352
Liabilities in Excess of Other Assets - (0.1)%		(154,373)
TOTAL NET ASSETS - 100.0%		$189,906,979

PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Foreign company.
(c)	The rate shown is the annualized seven day effective yield as of September 30, 2021.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s net assets as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$164,114,189	$-	$-	$164,114,189
Exchange Traded Funds	10,044,238	-	-	10,044,238
Short-Term Investment	15,902,925	-	-	15,902,925
Total Investments in Securities	$190,061,352	$-	$-	$190,061,352

Refer to the Schedule of Investments for further information on the classifications of investments.